Employee Share Option Plan	6 Months Ended
Jun. 30, 2012
Employee Share Option Plan [Abstract]
Employee Share Option Plan
NOTE 5 - Employee Share Option Plan

The Company grants two types of awards, (a) non-performance options, which are options with a vesting period, but no additional performance criteria, and (b) performance goals options, which are contingent upon meeting specified performance goals.

Non performance options:

The following assumptions were made in the computation of the fair value of each option award using the Black-Scholes option-pricing model. During the period from January 1, 2012 to June 30, 2012 no options were granted.

	Three months ended June 30, 2011	Six months ended June 30, 2011
Expected dividend yield	0%	0%

Expected volatility	67%	67%

Risk-free interest rate	0.9%	1.0%

Expected life - in years	2.9	2.9

A summary of option activity for non-performance options (options with a vesting period, but no additional performance criteria) under the Plan as of June 30, 2012
 , and changes during the six month period then ended are presented below:

Options	Number of options

Outstanding at January 1, 2012	4,208,169
Granted	-,-
Exercised	(7,763)
Forfeited or expired	(1,045,705)
Outstanding at June 30, 2012	3,154,701
Exercisable at June 30, 2012	1,691,861

Regarding additional options that were granted in the third quarter of 2012, see note 11(b).

Performance based options:

A summary of performance based option activity under the Plan as of June 30, 2012
 , and changes during the six month period then ended are presented below:

Options	Number of options

Outstanding at January 1, 2012	891,788
Forfeited or expired	(7,952)
Outstanding at June 30, 2012	883,836
Exercisable at June 30, 2012	133,836